Company Financial Statements (Parent Company Only) - Consolidated Statement of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities	¥ (1,094,591)	¥ (139,766)	¥ (3,562,765)
Cash flows from investing activities
Investment in equity investees	(50,000)	0	0
Net cash provided by (used in) investing activities	(33,075,878)	(4,406,161)	740,296
Proceeds From Sale And Maturity Of Time Deposits	233,050	0	0
Cash flows from financing activities
Proceeds from IPO, net of issuance costs	0	11,410,386	0
Proceeds from FO, net of issurance cost	0	15,988,903	0
Net cash provided by financing activities	14,627,093	34,329,793	3,593,562
Net increase in cash, cash equivalents and restricted cash	(19,906,652)	29,133,790	776,218
Cash, cash equivalents and restricted cash at beginning of the year	31,541,533	2,407,743	1,631,525
Cash, cash equivalents and restricted cash at end of the year	11,634,881	31,541,533	2,407,743
Proceeds From Global Offering Net Of Issuance Cost	(13,146,811)	0	0
Payments of listing expenses	(36,924)	0	0
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	(363,276)	(650,076)	5,125
Parent [Member]
Cash flows from operating activities	232,625	23,636	1,140
Cash flows from investing activities
Placement of term deposits	(14,607,257)	(979,897)
Investment in equity investees	(19,015,285)	(7,825,007)	(1,658,783)
Net cash provided by (used in) investing activities	(33,389,492)	(8,804,904)	(1,658,783)
Proceeds From Sale And Maturity Of Time Deposits	233,050
Cash flows from financing activities
Proceeds from issuance of Preferred Shares	0	6,561,323	1,926,812
Proceeds from IPO, net of issuance costs	0	11,410,386
Proceeds from FO, net of issurance cost	0	15,988,903
Net cash provided by financing activities	13,109,887	33,960,612	1,926,812
Net increase in cash, cash equivalents and restricted cash	(20,363,815)	24,605,740	269,169
Cash, cash equivalents and restricted cash at beginning of the year	24,874,909	269,169	0
Cash, cash equivalents and restricted cash at end of the year	4,511,094	24,874,909	269,169
Proceeds From Global Offering Net Of Issuance Cost	13,146,811
Payments of listing expenses	(36,924)
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	(316,835)	(573,604)
Parent [Member] | As Previously Reported [Member]
Cash flows from operating activities		23,636
Cash flows from investing activities
Placement of term deposits		(979,897)
Investment in equity investees		(8,512,932)
Net cash provided by (used in) investing activities		(9,492,829)
Cash flows from financing activities
Proceeds from issuance of Preferred Shares		6,561,323
Proceeds from IPO, net of issuance costs		11,410,386
Proceeds from FO, net of issurance cost		15,988,903
Net cash provided by financing activities		33,960,612
Net increase in cash, cash equivalents and restricted cash		24,491,419
Cash, cash equivalents and restricted cash at beginning of the year	24,760,588	269,169
Cash, cash equivalents and restricted cash at end of the year		24,760,588	¥ 269,169
Parent [Member] | Revisions [Member]
Cash flows from investing activities
Investment in equity investees		687,925
Net cash provided by (used in) investing activities		687,925
Cash flows from financing activities
Net increase in cash, cash equivalents and restricted cash		114,321
Cash, cash equivalents and restricted cash at beginning of the year	¥ 114,321
Cash, cash equivalents and restricted cash at end of the year		114,321
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations		¥ (573,604)